NOTE F—CONCENTRATIONS AND RISKS	9 Months Ended	22 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
NOTE F—CONCENTRATIONS AND RISKS

NOTE F—CONCENTRATIONS AND RISKS

(a) Major Customers

The Company had two tenants from which the Company generated 100% of its revenues during the periods ended September 30, 2012 and 2011, respectively. These tenants are related to the Company through common ownership.

(b) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash.

As of September 30, 2012 and December 31, 2011, substantially all of the Company’s cash and cash equivalents were held by financial institutions located in Ontario, Canada, which the Company’s management believes are of high credit quality.

The Company’s operations are carried out in Canada. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in Canada and by the general state of the local economy. The Company’s operations in Canada are subject to specific considerations and significant risks not typically associated with companies in the United States. The Company’s results may be affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

In addition, the Company is subject to risks common to companies in its industry, including, but not limited to, litigation, development of commercial real estate demand and dependence on key personnel.

NOTE F—CONCENTRATIONS AND RISKS

(a) Major Customers

The Company had two tenants from which the Company generated 100% of its revenues during the years ended December 31, 2011 and 2010, respectively. These tenants are related to the Company through common ownership.

(b) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash.

As of December 31, 2011 and 2010, substantially all of the Company’s cash and cash equivalents were held by financial institutions located in Ontario, Canada, which the Company’s management believes are of high credit quality.

The Company’s operations are carried out in Canada. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in Canada and by the general state of the local economy. The Company’s operations in Canada are subject to specific considerations and significant risks not typically associated with companies in the United States. The Company’s results may be affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

In addition, the Company is subject to risks common to companies in its industry, including, but not limited to, litigation, development of commercial real estate demand and dependence on key personnel.